Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Interest and fees on loans	$ 31,098	$ 30,305	$ 30,194
Interest on due from banks	26	65	85
Interest on investment securities:
U.S. Government sponsored enterprises	2,616	2,995	1,639
States and political subdivisions	4,600	4,677	4,427
Other	326	378	351
Total interest income	38,666	38,420	36,696
Interest expense:
NOW, MMDA & savings deposits	432	499	732
Time deposits	870	1,188	1,650
FHLB borrowings	1,735	2,166	2,518
Junior subordinated debentures	402	389	398
Other	45	45	55
Total interest expense	3,484	4,287	5,353
Net interest income	35,182	34,133	31,343
(Reduction of) provision for loan losses	(17)	(699)	2,584
Net interest income after provision for loan losses	35,199	34,832	28,759
Non-interest income:
Service charges	4,647	4,961	4,566
Other service charges and fees	931	1,080	1,172
Gain on sale of securities	0	266	614
Mortgage banking income	1,130	804	1,228
Insurance and brokerage commissions	714	701	661
Gain/(loss) on sales and write-downs of other real estate	245	(622)	(581)
Miscellaneous	5,645	4,974	4,992
Total non-interest income	13,312	12,164	12,652
Non-interest expense:
Salaries and employee benefits	18,285	17,530	16,851
Occupancy	6,288	6,251	5,539
Professional fees	1,468	1,401	1,088
Advertising	784	804	685
Debit card expense	988	905	823
FDIC insurance	681	739	864
Other	7,284	8,041	6,991
Total non-interest expense	35,778	35,671	32,841
Earnings before income taxes	12,733	11,325	8,570
Income tax expense	3,100	1,937	1,879
Net earnings	9,633	9,388	6,691
Dividends and accretion of preferred stock	0	0	656
Net earnings available to common shareholders	$ 9,633	$ 9,388	$ 6,035
Basic net earnings per common share	$ 1.73	$ 1.67	$ 1.08
Diluted net earnings per common share	1.72	1.66	1.07
Cash dividends declared per common share	$ 0.28	$ 0.18	$ 0.12